Leases - Right-of-use assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning		$ 52,684	$ 50,220
Additions		7,982	7,502
Additions from business combinations		1,765	2,187
Disposals		(2,304)	(832)
Remeasurements		3,833	2,290
Depreciation		(8,629)	(7,893)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(584)	(790)
Right-of-use assets, ending	$ 2,752	54,747	52,684
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning		51,926	49,112
Additions		6,478	7,406
Additions from business combinations		1,414	2,187
Disposals		(2,190)	(827)
Remeasurements		3,749	2,299
Depreciation		(8,138)	(7,492)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(475)	(759)
Right-of-use assets, ending		52,764	51,926
Other [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning		758	1,108
Additions		1,504	96
Additions from business combinations		351
Disposals		(114)	(5)
Remeasurements		84	(9)
Depreciation		(491)	(401)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(109)	(31)
Right-of-use assets, ending		1,983	$ 758
Specialty’s Café & Bakery, Inc [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals		$ 690